File Nos. 33-34370, 811-02512
                                                   Filed Under Rule 497(c)

                           VARIABLE ANNUITY ACCOUNT B

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

            SUPPLEMENT DATED MARCH 15, 2002 TO MAY 1, 2001 PROSPECTUS

GENERAL DESCRIPTION OF GET R

Series R of the ING GET Fund (formerly known as Aetna GET Fund)(GET R) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company, we, our) makes a guarantee, as described below, when you direct money into GET R. Aeltus Investment Management, Inc. serves as investment adviser to GET R.

We will offer GET R shares only during its offering period, which is scheduled to run from March 15, 2002 through the close of business on June 13, 2002. GET R may not be available under your contract, your plan or in your state. Please read the GET R prospectus for a more complete description of GET R, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET R

GET R seeks to achieve maximum total return, without compromising a minimum targeted return, by participating in favorable equity market performance during the guarantee period.

GET R's guarantee period runs from June 14, 2002 through June 15, 2007. During the offering period, all GET R assets will be invested in short-term instruments and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET R will end on June 15, 2007, which is GET R's maturity date. The Company guarantees that the value of an accumulation unit of the GET R subaccount under the contract on the maturity date (as valued after the close of business on June 15, 2007) will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET R subaccount to make up the difference. This means that if you remain invested in GET R until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET R as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET R subaccount. The value of dividends and distributions made by GET R throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET R investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET R before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder who has amounts in GET R. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET R amounts. If you do not make a choice, on the maturity date we will transfer your GET R amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET R amounts to the fund or funds designated by the Company.

121907--X.GETR34370-01-Marathon                                      March 2002

The following information supplements the "Fee Table" contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

In addition to the amounts currently listed under the heading "Fee Table" in the prospectus, we will make a daily deduction of a GET R Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET R investment option:

SERIES R GUARANTEE CHARGE (deducted daily during the
   Guarantee Period)                                                0.50%

MAXIMUM TOTAL SEPARATE ACCOUNT EXPENSES                             1.40%/1/

The following information supplements the "Fund Expense Table" contained in the prospectus:

ING GET FUND SERIES R ANNUAL EXPENSES (As a percentage of the average net assets.)

                                                                                       TOTAL FUND ANNUAL EXPENSES
                                                                                             (AFTER EXPENSE
                                   INVESTMENT                                             REIMBURSEMENT)/4/
                                 ADVISORY FEES/2/     12B-1 FEE      OTHER EXPENSES/3/
                                ------------------ ------------- --------------------- ---------------------------
ING GET Fund Series R                 0.60%           0.25%             0.15%                    1.00%


For more information regarding expenses paid out of assets of the fund, see the GET R prospectus.

---------------------------
1 The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.

2 The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.

3 "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET R and any additional direct fund expenses.

4 The investment adviser is contractually obligated through GET R's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of the fund's other expenses in order to ensure that GET R's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets (excluding the 12b-1 fee). It is not expected that GET R's actual expenses without this waiver or reimbursement will exceed this amount.

121907--X.GETR34370-01-Marathon            2                         March 2002

The following information supplements the "Hypothetical Examples" contained in the prospectus:

HYPOTHETICAL EXAMPLES--ING GET FUND SERIES R

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET R investment option under the contract (until GET R's maturity date) and assume a 5% annual return on the investment./5/

--------------------------------------
>    These examples are purely                      EXAMPLE A                              EXAMPLE B
     hypothetical.                                                               If at the end of the periods
>    They should not be considered a        If you withdraw your entire          shown you (1) leave your
     representation of past or future       account value at the end of the      entire account value invested
     expenses or expected returns.          periods shown, you would pay         or (2) select an income phase
>    Actual expenses and/or returns may     the following expenses,              payment option, you would pay
     be more or less than those shown       including any applicable             the following expenses (no
     in these examples.                     early withdrawal charge:             early withdrawal charge is
                                                                                 reflected):
--------------------------------------

                                             1 YEAR   3 YEARS   5 YEARS            1 YEAR   3 YEARS   5 YEARS
 ING GET Fund Series R                         $93     $144      $190                $30      $90      $154






-----------------------------

5 The examples shown above reflect an annual mortality and expense risk charge of 1.25%, an annual contract administrative expense charge of 0.15%, an annual GET R guarantee charge of 0.50%, a $30 annual maintenance fee that has been converted to a percentage of assets equal to 0.023%, and all charges and expenses of the GET R Fund including the 12b-1 fee. Example A reflects an early withdrawal charge of 7% of the purchase payments at the end of year 1, 6% at the end of year 3, and 4% at the end of year 5. It also reflects the effect of the 10% free withdrawal amount. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

121907--X.GETR34370-01-Marathon           3                          March 2002

The following information supplements "Appendix III--Description of Underlying Funds" contained in the prospectus:

ING GET FUND (SERIES R)
INVESTMENT OBJECTIVE

Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from June 14, 2002 through June 15, 2007, the maturity date.

POLICIES

Prior to June 14, 2002 assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short-to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS

The principal risks of investing in Series R are those generally attributable to stock and bond investing. The success of Series R's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series R invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series R assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series R would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series R assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series R's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

INVESTMENT ADVISER: Aeltus Investment Management, Inc.

121907--X.GETR34370-01-Marathon          4                           March 2002

                         CONDENSED FINANCIAL INFORMATION

    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE NINE MONTH PERIOD ENDED SEPTEMBER 30, 2001 IS DERIVED FROM THE UNAUDITED INTERIM FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT. THE FINANCIAL STATEMENTS FOR THE NINE MONTH PERIOD ENDED SEPTEMBER 30, 2001 ARE INCLUDED IN THE MARCH 15, 2002 STATEMENT
OF ADDITIONAL INFORMATION.

                                                                        TABLE I                   TABLE II
                                                                  1.40% TOTAL CHARGES        1.25% TOTAL CHARGES
                                                                  -------------------        -------------------
AETNA ASCENT VP
Value at beginning of period                                            $17.415                   $15.521
Value at end of period                                                  $14.179                   $12.652
Number of accumulation units outstanding at end of period               580,364                   123,533
AETNA BALANCED VP, INC.
Value at beginning of period                                            $23.622                   $16.759
Value at end of period                                                  $20.966                   $14.892
Number of accumulation units outstanding at end of period             1,816,428                   392,964
AETNA BOND VP
Value at beginning of period                                            $14.811                   $12.640
Value at end of period                                                  $15.873                   $13.561
Number of accumulation units outstanding at end of period             2,103,629                   532,818
AETNA CROSSROADS VP
Value at beginning of period                                            $16.155                   $14.665
Value at end of period                                                  $14.034                   $12.755
Number of accumulation units outstanding at end of period               687,303                   179,804
AETNA GROWTH VP
Value at beginning of period                                            $20.638                   $20.755
Value at end of period                                                  $14.195                   $13.782
Number of accumulation units outstanding at end of period               673,731                 1,009,966
AETNA GROWTH AND INCOME VP
Value at beginning of period                                            $25.247                   $16.928
Value at end of period                                                  $19.203                   $12.890
Number of accumulation units outstanding at end of period             5,797,873                 1,093,450
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                            $20.478                   $20.261
Value at end of period                                                  $16.103                   $15.951
Number of accumulation units outstanding at end of period             2,310,339                   788,454
AETNA INTERNATIONAL VP
Value at beginning of period                                            $11.434                   $11.481
Value at end of period                                                   $7.599                    $7.638
Number of accumulation units outstanding at end of period               141,611                    38,443
AETNA LEGACY VP
Value at beginning of period                                            $15.267                   $14.271
Value at end of period                                                  $14.195                   $13.284
Number of accumulation units outstanding at end of period               928,106                   337,712
AETNA MONEY MARKET VP
Value at beginning of period                                            $13.392                   $12.145
Value at end of period                                                  $13.563                   $13.693
Number of accumulation units outstanding at end of period                60,616                 7,268,248
AETNA SMALL COMPANY VP
Value at beginning of period                                            $18.458                   $18.563
Value at end of period                                                  $16.262                   $16.373
Number of accumulation units outstanding at end of period               943,280                   297,451
AETNA TECHNOLOGY VP
Value at beginning of period                                             $5.824                    $5.830
Value at end of period                                                   $3.254                    $3.261
Number of accumulation units outstanding at end of period               400,072                    53,330
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                            $20.480                   $20.596
Value at end of period                                                  $17.086                   $17.203
Number of accumulation units outstanding at end of period               814,799                   197,615
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                            $12.089                   $12.146
Value at end of period                                                  $10.528                   $10.589
Number of accumulation units outstanding at end of period                79,737                    61,571


121907--X.GETR34370-01-Marathon            5                         March 2002

                                                                        TABLE I                   TABLE II
                                                                  1.40% TOTAL CHARGES        1.25% TOTAL CHARGES
                                                                  -------------------        -------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                            $23.395                   $16.799
Value at end of period                                                  $20.116                   $14.461
Number of accumulation units outstanding at end of period             4,793,520                   890,806
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                            $31.342                   $20.785
Value at end of period                                                  $21.861                   $14.514
Number of accumulation units outstanding at end of period             3,319,805                   795,606
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period                                            $10.735                    $9.648
Value at end of period                                                   $9.112                    $8.199
Number of accumulation units outstanding at end of period             1,851,184                   440,465
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                            $17.062                   $14.491
Value at end of period                                                  $11.338                   $12.111
Number of accumulation units outstanding at end of period               194,437                   508,258
FIDELITY VIP II ASSET MANAGER PORTFOLIO
Value at beginning of period                                            $18.456                   $15.387
Value at end of period                                                  $16.163                   $13.491
Number of accumulation units outstanding at end of period               725,838                   139,942
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                            $24.674                   $19.792
Value at end of period                                                  $20.041                   $16.095
Number of accumulation units outstanding at end of period             3,801,059                   621,629
FIDELITY VIP II INDEX 500 PORTFOLIO
Value at beginning of period                                            $24.151                   $20.173
Value at end of period                                                  $18.985                   $15.876
Number of accumulation units outstanding at end of period             4,179,541                   941,399
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                            $30.497                   $21.226
Value at end of period                                                  $16.076                   $11.202
Number of accumulation units outstanding at end of period             2,212,854                   515,174
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                            $26.630                   $21.234
Value at end of period                                                  $23.947                   $19.116
Number of accumulation units outstanding at end of period             2,701,838                   765,709
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                            $16.170                   $13.554
Value at end of period                                                  $17.179                   $14.415
Number of accumulation units outstanding at end of period               774,708                   214,077
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                            $29.345                   $20.951
Value at end of period                                                  $19.310                   $13.802
Number of accumulation units outstanding at end of period             2,429,930                   498,516
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                            $32.413                   $23.476
Value at end of period                                                  $22.060                   $15.995
Number of accumulation units outstanding at end of period             5,688,925                 1,017,319
MFS GLOBAL GOVERNMENTS SERIES
Value at beginning of period                                            $10.799                   $10.875
Value at end of period                                                  $11.193                   $11.286
Number of accumulation units outstanding at end of period               132,673                    33,139
MFS TOTAL RETURN SERIES
Value at beginning of period                                            $16.782                   $16.901
Value at end of period                                                  $15.770                   $15.900
Number of accumulation units outstanding at end of period             2,088,500                   475,578
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
Value at beginning of period                                            $21.423                   $21.545
Value at end of period                                                  $13.399                   $13.491
Number of accumulation units outstanding at end of period               856,280                   267,951
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                            $21.023                   $21.142
Value at end of period                                                  $15.654                   $15.761
Number of accumulation units outstanding at end of period               503,445                    90,235

121907--X.GETR34370-01-Marathon               6                      March 2002

                                                                        TABLE I                   TABLE II
                                                                  1.40% TOTAL CHARGES        1.25% TOTAL CHARGES
                                                                  -------------------        -------------------
OPPENHEIMER MAIN STREET GROWTH & INCOME
  FUND/VA
Value at beginning of period                                            $14.248                   $14.329
Value at end of period                                                  $11.746                   $11.826
Number of accumulation units outstanding at end of period             1,895,303                   614,010
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                            $11.206                   $11.269
Value at end of period                                                  $11.147                   $11.224
Number of accumulation units outstanding at end of period               779,705                   236,378
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                            $17.303                   $17.385
Value at end of period                                                  $10.845                   $10.909
Number of accumulation units outstanding at end of period             1,116,505                   314,907
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                            $19.644                   $13.372
Value at end of period                                                  $11.536                    $7.861
Number of accumulation units outstanding at end of period             3,720,936                   537,151
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                            $17.659                   $12.169
Value at end of period                                                  $12.306                    $8.489
Number of accumulation units outstanding at end of period             2,874,930                   524,055
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                            $14.415                   $14.482
Value at end of period                                                  $10.059                   $10.117
Number of accumulation units outstanding at end of period               219,954                    60,547
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                            $27.438                   $19.893
Value at end of period                                                  $17.316                   $21.321
Number of accumulation units outstanding at end of period               249,196                 3,081,320


121907--X.GETR34370-01-Marathon               7                      March 2002